Basis of Presentation and General Information, Asset Acquisitions (Details) - USD ($) $ in Thousands					12 Months Ended
	Apr. 11, 2025	Nov. 25, 2024	Jul. 12, 2024	Jun. 14, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and General Information [Abstract]
Percentage ownership	100.00%
Assets and Liabilities [Abstract]
Cash and cash equivalents (including restricted cash)					$ 22,222	$ 11,629	$ 39,956	$ 24,544
Prepayments and other					966	1,048
Inventories					564	983
Vessels, net					268,466	361,374
Accounts payable					(3,342)	(1,821)
Accrued liabilities					(1,521)	(2,993)
Long-term debt, net (current and non-current portion)					(216,612)	$ (259,258)
Total Net Assets	$ 8,567
Excess of Consideration over Carrying Value of Acquired Assets [Abstract]
Consideration					47,000
Less: Carrying value of net assets of companies acquired					(21,391)
Excess consideration over acquired assets					$ 25,609
Newbuilding Yacht [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership	100.00%
Seawolf Ventures Limited and Roman Explorer Inc. [Member]
Assets and Liabilities [Abstract]
Total Net Assets	$ 21,391
Seawolf Ventures Limited [Member]
Assets and Liabilities [Abstract]
Cash and cash equivalents (including restricted cash)	249
Prepayments and other	56
Inventories	27
Vessels, net	26,461
Accounts payable	(40)
Accrued liabilities	(248)
Long-term debt, net (current and non-current portion)	(13,681)
Total Net Assets	12,824
Evangelos J. Pistiolis [Member] | M/Y Para Bellvm [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership				100.00%
Term of No-Shop Clause					1 month
Consideration paid for No-Shop LOI				$ 1,000
Consideration			$ 20,000
Evangelos J. Pistiolis [Member] | Newbuilding Yacht [Member]
Basis of Presentation and General Information [Abstract]
Percentage ownership		100.00%
Consideration paid for No-Shop LOI		$ 4,000
Consideration	27,000
New Yacht consideration settled on the Closing Date	9,346
Payment of remaining balance	$ 5,346
Period after receipt of net cash proceeds					5 days
Percentage of net cash proceeds	100.00%